Events After The Reporting Date (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	May 15, 2020	Jan. 15, 2020	Apr. 01, 2020	Mar. 19, 2020	Mar. 28, 2019	Dec. 31, 2019	Mar. 12, 2019
Events After The Reporting Date (Textual)
Price per share						$ 5.6	$ 6.00
May 15, 2020 [Member] | Capital Point Warrant [Member]
Events After The Reporting Date (Textual)
Price per share	$ 35.50
Warrants to purchase	340
May 15, 2020 [Member] | Capital Point [Member]
Events After The Reporting Date (Textual)
Purchase agreement, description	The Purchased Coeruleus Shares represent approximately 35% of the issued and outstanding share capital of Coeruleus. In consideration thereof, Evero issued and sold to Capital Point 176,470 ordinary shares, NIS 1.00 par value each, constituting 15% of the issued and outstanding share capital of Evero. Following the transaction Capital Point will hold approximately 5% out of Coeruleus issued and outstanding share capital.
Sale of shares	5,952,469
Price per share	$ 0.01
Percentage of issued and outstanding shares	40.00%
January 15, 2020 [Member]
Events After The Reporting Date (Textual)
Increase of authorized share capital		1,000,000,000
Loan amount		$ 50
Interest amount		$ 2
January 15, 2020 [Member] | Securities Purchase Agreement [Member]
Events After The Reporting Date (Textual)
Purchase agreement, description					The Company entered into a definitive securities purchase agreement (the "Purchase Agreement") with institutional investors to purchase (i) 642,853 of the Company's ADSs, representing 25,714,120 ordinary shares, at a purchase price of $3.50 per ADS, in a registered direct offering (the "Registered Direct Offering"); and (ii) warrants to purchase up to 482,139 ADSs, representing 19,285,560 ordinary shares, with an initial exercise price of $3.50 per ADS (the "Warrants"), in a concurrent private placement (the "Private Placement" and, together with the Registered Direct Offering, the "Offerings").
March 19, 2020 [Member] | Securities Purchase Agreement [Member]
Events After The Reporting Date (Textual)
Description on conversion				After the six-month anniversary of the issuance of the Notes, the conversion price shall be equal to the lower of the Fixed Conversion Price or 70% of the lowest trading price of the ADSs as reported on the Nasdaq Capital Market or any exchange upon which the ADSs or ordinary shares of the Company are traded at such time, for the 20 prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent. The Private Placement Warrant is exercisable at any time on or after the actual closing date and on or prior to the close of business on the five-year anniversary of the date of issuance, at an initial exercise price of $0.35 per ADS, subject to adjustment.
Purchase agreement, description				The Company entered into a securities purchase agreement pursuant to which it will make a private placement (the "Private Placement") with Dekel, of convertible promissory notes (the "Notes"), with an aggregate original principal amount of approximately $350, at an aggregate purchase price of $315 in several tranches, spread across a twelve-month period. In addition, the Company will issue a warrant to purchase up to 314,285 ADSs of the Company (the "Private Placement Warrant") and 40,000 ADSs. The initial tranche of the Private Placement is for a principal amount of $220 at a purchase price of $198.
Interest rate				12.00%
April 1, 2020 [Member] | Securities Purchase Agreement [Member]
Events After The Reporting Date (Textual)
Purchase agreement, description			The Company entered into a definitive securities purchase agreement (the "April 2020 Purchase Agreement") with institutional investors to purchase of 4,166,668 units, each consisting of (i) one pre-funded warrant to purchase one ADS and (ii) one Series B warrant to purchase one ADS, at a purchase price of $0.2999 per unit. The Series B warrants will have an exercise price of $0.43 per ADS, will be exercisable upon issuance and will expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1,250. The closing of the sale of the securities took place on April 3, 2020. After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 4,161,666 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, there were 5,000 Series B warrants unexercised.